Convertible Loans - Schedule of Fair Value of the Promissory Notes (Details) - Convertible Loans [Member] - USD ($)	3 Months Ended	12 Months Ended
	Jan. 31, 2026	Oct. 31, 2025
Schedule of Fair Value of the Promissory Notes [Line Items]
Balance at beginning
Proceeds received from issuance of convertible loans		2,250,000
Finance expenses	$ 50,469	209,196
Issuance of shares upon conversion of convertible loans	(1,810,535)	(699,130)
Balance at ending		$ 1,760,066